Note30 - Supplemental Disclosures of Cash Flow Information - Schedule of Supplemental Cash Flow Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income taxes paid (refunds received)	€ 407	€ 585	€ 596
Interest paid	49	41	41
Interest received	12	7	4
Capital lease obligations incurred	€ 427	€ 484	€ 285